Derivative Warrant Liabilities - Additional Information (Detail) - $ / shares		1 Months Ended	9 Months Ended
	Aug. 18, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021
Public Warrants will become exercisable			on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering
Public warrant for redemption price		at a price of $0.01 per warrant	at a price of $0.01 per warrant
Public warrants expire date		upon a minimum of 30 days’ prior written notice of redemption	upon a minimum of 30 days’ prior written notice of redemption
Exercise price per warrant		$ 11.50
Common Stock Price Equals To Or Exceeds Ten Dollars [Member]
Warrant redemption trigger price subject to adjustment			$ 10.00
Public Warrants [Member]
Number of warrants or rights outstanding			6,900,000
Exercise price per warrant				$ 1.90
Private Placement Warrant [Member]
Number of warrants or rights outstanding			5,933,333
Common Class A [Member]
Exercise price per warrant	$ 11.50
Common Class A [Member] | Redemption Price One [Member]
Number of days of notice to be given to warrant holders before redemption	30 days	30 days	30 days
Redemption price of warrants per unit	$ 0.01
Number of consecutive trading days for which the stock price is to be maintained	20 days		20 days
Number of trading days	30 days		30 days
Common Class A [Member] | Redemption Price Two [Member]
Number of days of notice to be given to warrant holders before redemption	30 days
Redemption price of warrants per unit	$ 0.10
Number of consecutive trading days for which the stock price is to be maintained		20 days	20 days
Number of trading days		30 days	30 days
Common Class A [Member] | Maximum [Member]
Issue price at closing of its initial business combination		$ 9.20	$ 9.20
Number of shares of common stock excercisable per warrant	0.361
Common Class A [Member] | Minimum [Member]
Warrant exercise price, description		the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price	the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price
The aggregate gross proceeds from such issuances		60.00%	60.00%
Common Class A [Member] | Minimum [Member] | Redemption Price One [Member]
Share price	$ 18.00
Common Class A [Member] | Minimum [Member] | Redemption Price Two [Member]
Share price	$ 10.00
Common Class A [Member] | Private Placement Warrant [Member]
Exercise price per warrant			$ 11.50